Powershares S&P 500 BuyWrite Portfolio (Prospectus Summary) | Powershares S&P 500 BuyWrite Portfolio
PowerShares S&P 500 BuyWrite Portfolio
Investment Objective
The PowerShares S&P 500 BuyWrite Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the CBOE S&P 500 BuyWrite Index (the "Underlying Index").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Powershares S&P 500 BuyWrite Portfolio
Management Fees (unitary management fee)	0.75%
Other Expenses	none
Total Annual Fund Operating Expenses	0.75%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Powershares S&P 500 BuyWrite Portfolio	77	240	417	930

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 58% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index and will write (sell) call options thereon.
The Underlying Index measures total returns of a theoretical portfolio that includes S&P 500 Index stocks on which S&P 500 Index call options are written
(sold) systematically against the portfolio through a "buy-write" strategy. A
"buy-write," also called a covered call, generally is considered an investment strategy in which an investor buys a stock or basket of stocks, and sells call options that correspond to the stock or basket of stocks. In return for a premium, the Fund gives the right to the purchaser of the option written by the
Fund to receive a cash payment equal to the difference between the value of the
S&P 500 Index and the exercise price, if the value on the expiration date is above the exercise price. In addition, covered call options partially hedge against a decline in the price of the securities on which they are written to the extent of the premium the Fund receives. The Fund will write options that are traded on national securities exchanges. Strictly in accordance with its guidelines and mandated procedures, the Chicago Board Options Exchange (the
"CBOE" or the "Index Provider") calculates the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Writing Covered Call Option Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the holdings in the S&P 500 Index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of the holdings in the S&P 500 Index. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund's ability to sell the underlying securities will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.
Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

U.S. Federal Income Tax Risk. Due to its investment strategy and certain U.S.
federal income tax elections, the Fund expects to account for gains or losses on its investments on a daily mark-to-market basis for federal income tax purposes.
Generally, the mark-to-market gains and losses from the stock positions will be compared with the mark-to-market gains or losses from the call options on a daily basis. To the extent that there is more gain or loss from the stock positions, the Fund will have short term capital gain, which generally is taxed like ordinary income, or short term capital loss. To the extent there is more gain or loss from the call options, such gain will be 60% long term capital gain or loss and 40% short term capital gain. These rules also impose limits on the total percentage of gain for the tax year that can be characterized as long term capital gain and the percentage of loss for the tax year that can be characterized as short term capital loss. As a result of its investment strategy, the Fund will not be able to designate a portion of its dividends as being eligible for lower rates of tax in the hands of non-corporate shareholders (dividends that are commonly referred to as "qualified dividend income") or as being eligible for the dividends received deduction when received by certain corporate shareholders. For these reasons, a significant portion of income received from the Fund may be subject to tax at greater rates than would apply if the Fund were engaged in a different investment strategy. You should consult your tax advisors as to the tax consequences of acquiring, owning and disposing of shares in the Fund.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Large Capitalization Company Risk. Returns on investments in securities of large capitalization U.S. companies could trail the returns on investments in stocks of smaller companies.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the
Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 4.40%. Best Quarter Worst Quarter 15.92% (4th Quarter 2011) (21.81)% (4th Quarter 2008)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k)plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	Since Inception	Inception Date
Powershares S&P 500 BuyWrite Portfolio	Return Before Taxes	4.83%	(0.62%)	Dec. 20, 2007
Powershares S&P 500 BuyWrite Portfolio After Taxes on Distributions	Return After Taxes on Distributions	1.24%	(2.43%)	Dec. 20, 2007
Powershares S&P 500 BuyWrite Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	3.19%	(1.56%)	Dec. 20, 2007
Powershares S&P 500 BuyWrite Portfolio CBOE S&P 500 BuyWrite Index	CBOE S&P 500 BuyWrite Index (reflects no deduction for fees, expenses or taxes)	5.71%	0.23%	Dec. 20, 2007
Powershares S&P 500 BuyWrite Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(1.48%)	Dec. 20, 2007